Financial instruments by category - Disclosure of Financial Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	€ 975,208	€ 1,104,409
Loans and borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	588,867	788,836
Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	19,304	18,811
Other current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	13,689	19,227
Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	281,998	209,106
Other current liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	22,659	19,985
Accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	48,691	48,444
At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	970,914	1,088,570
At amortized cost | Loans and borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	588,867	788,836
At amortized cost | Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	17,474	15,215
At amortized cost | Other current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	11,225	6,984
At amortized cost | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	281,998	209,106
At amortized cost | Other current liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	22,659	19,985
At amortized cost | Accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	48,691	48,444
At FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	4,294	15,839
At FVPL | Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,830	3,596
At FVPL | Other current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	2,464	12,243
At FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	€ 0	€ 0